Related Party Balance and Transactions (Details Narrative)			6 Months Ended			12 Months Ended
	Jan. 01, 2024 USD ($)	Jan. 01, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Oct. 31, 2022 SGD ($)	Nov. 25, 2020 SGD ($)
Related Party Transaction [Line Items]
Monthly rental fee	$ 44,400	$ 60,000
Commercial loan term										10 years	5 years
Commercial loan										$ 7,400,000	$ 200,000
Interest rate percentage											2.25%
Fastfixs System Pte Ltd [Member]
Related Party Transaction [Line Items]
Professional Fees			$ 152,000	$ 200,000	$ 141,000	$ 163,125	$ 217,500	$ 138,000
Labor and Related Expense			98,333	129,385	107,320	197,276	263,034	43,004
54 Pandan Road Pte Ltd [Member]
Related Party Transaction [Line Items]
Payments for Rent			$ 273,600	$ 360,000	$ 360,000	$ 540,000	$ 720,000		$ 30,000
Fastfixs Systems Pte Ltd [Member]
Related Party Transaction [Line Items]
Commercial loan term											5 years
Commercial loan											$ 200,000
Interest rate percentage											2.25%
Pandan Road Pte Ltd [Member]
Related Party Transaction [Line Items]
Commercial loan term										10 years
Commercial loan										$ 7,400,000
Lease Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Operating lease term	24 months	24 months